Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Line items]
Operating lease expiration term	60 months
Expiration date of operating leases	Jul. 22, 2030
General and Administrative Expense [Member]
Leases [Line items]
Lease expense	$ 76,649	$ 36,205	$ 21,802
Research and Development Expense [Member]
Leases [Line items]
Lease expense	$ 48,639	$ 55,001
Operating Leases One [Member]
Leases [Line items]
Operating lease expiration term		36 months
Expiration date of operating leases		Nov. 30, 2028
Operating Leases Two [Member]
Leases [Line items]
Expiration date of operating leases		Nov. 30, 2028